Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)	12 Months Ended
	Mar. 31, 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	90.00%
Phase-in of deductions from capital	0.00%
March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	3.50%
March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	80.00%
Phase-in of deductions from capital	20.00%
March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.00%
March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	5.50%
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	70.00%
Phase-in of deductions from capital	40.00%
March 2015 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2015 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	0.625%
Phase out of recognition of capital instruments that no longer qualify as capital	60.00%
Phase-in of deductions from capital	60.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.25%	[1]
March 2016 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2016 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	1.25%
Phase out of recognition of capital instruments that no longer qualify as capital	50.00%
Phase-in of deductions from capital	80.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.50%	[1]
March 2017 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2017 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	1.875%
Phase out of recognition of capital instruments that no longer qualify as capital	40.00%
Phase-in of deductions from capital	100.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.75%	[1]
March 2018 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2018 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	30.00%
Phase-in of deductions from capital	100.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[1]
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	20.00%
Phase-in of deductions from capital	100.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[1]
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	10.00%
Phase-in of deductions from capital	100.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[1]
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	0.00%
Phase-in of deductions from capital	100.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[1]
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.